LONG-TERM INVESTMENTS - Schedule of Unrealized securities holding gain/ (loss) Investments equity method (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Beginning balance	¥ 16,799	¥ 307
Addition	23,200	13,500
Dividends received	(190)
Share of cumulative gain/(loss)	(3,221)	2,992
Ending balance	¥ 36,588	¥ 16,799